Share-based compensation (Summary of Restricted Shares Activity) (Details) (Restricted shares [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted shares [Member]
Number of restricted shares
Outstanding at the beginning of the period (in shares)	4,673,725	18,230,801	43,285,101
Forfeited (in shares)	(159,410)	(1,581,789)	(3,673,580)
Vested (in shares)	(4,514,315)	(11,975,287)	(21,380,720)
Outstanding at the end of the period (in shares)		4,673,725	18,230,801
Expected to vest at the end of the period (in shares)
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 0.6144	$ 0.4898	$ 0.4885
Forfeited (in dollars per share)	$ 0.9362	$ 0.8726	$ 0.4945
Vested (in dollars per share)	$ 0.6030	$ 0.3906	$ 0.4864
Outstanding at the end of the period (in dollars per share)		$ 0.6144	$ 0.4898